Taxes on Income (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued employee benefits		$ 362	$ 420
Research and development costs		1,380	2,000
Share based compensation		391	427
Intangible assets		163	228
Operating lease liabilities		693	1,048
Other		54	0
Total deferred tax assets		3,043	4,123
Deferred tax liabilities:
Intangible assets		(357)	(169)
Goodwill	[1]	(1,511)	(1,300)
Operating leases right-of-use, net		(747)	(1,000)
Other		0	(48)
Total deferred tax liabilities		(2,615)	(2,517)
Net deferred tax assets		428	1,606
In Israel		502	1,616
Foreign jurisdictions		(74)	(10)
Net deferred tax assets		428	1,606
Non-current deferred tax assets		502	1,616
Non-current deferred tax liabilities		$ (74)	$ (10)

[1]	The recognized goodwill is deductible for income tax purposes for 10 years.